Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segments [Abstract]
Schedule of Revenue by Major Customers and Reporting Segments	Revenues and gross profit segments consisted of the following (in thousands):
	For the Three Months Ended March 31,
	2023	2022
Revenue by Segment
Indoor Intelligence	$1,909	$1,397
SAVES	718	734
Shoom	477	518
Total segment revenue	$3,104	$2,649

Gross profit by Segment
Indoor Intelligence	$1,293	$937
SAVES	619	493
Shoom	401	422
Gross profit by Segment	$2,313	$1,852

Income (loss) from operations by Segment
Indoor Intelligence	$(8,116)	$(9,013)
Saves	(295)	(404)
Shoom	229	180
Loss from operations by Segment	$(8,182)	$(9,237)
Revenue, gross profit, and income (loss) from operations by segment consisted of the following (in thousands):
	For the Years Ended December 31,
	2022	2021
Revenue by Segment
Indoor Intelligence	$14,614	$11,046
Saves	2,775	2,938
Shoom	2,029	2,011
Total segment revenue	$19,418	$15,995
Less discontinued operations	(8,470)	(6,368)
Total segment revenue, continuing operations	$10,948	$9,627

Gross profit by Segment
Indoor Intelligence	$10,411	$7,833
Saves	1,781	2,072
Shoom	1,737	1,716
Gross profit by Segment	$13,929	$11,621
Less discontinued operations	(6,406)	(4,722)
Gross profit by Segment, continuing operations	$7,523	$6,899

Income (loss) from operations by Segment
Indoor Intelligence	$(53,602)	$(72,174)
Saves	(3,876)	(1,515)
Shoom	778	946
Loss from operations by Segment	$(56,700)	$(72,743)
Less discontinued operations	27,894	42,922
Loss from operations by Segment, continuing operations	$(28,806)	$(29,821)